Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Profit before income taxes	¥ 879,565	¥ 1,070,190	¥ 914,053
Depreciation, amortization and impairment losses excluding equipment on operating leases	721,630	611,063	624,239
Share of profit of investments accounted for using the equity method	(117,445)	(202,512)	(272,734)
Finance income and finance costs, net	(71,661)	(56,352)	22,630
Interest income and interest costs from financial services, net	(146,461)	(155,872)	(137,178)
Changes in assets and liabilities
Trade receivables	(155,924)	(24,037)	(133,788)
Inventories	(171,467)	(208,895)	68,281
Trade payables	105,272	50,122	101,301
Accrued expenses	42,122	(68,811)	(40,927)
Provisions and retirement benefit liabilities	90,880	(156,079)	106,829
Receivables from financial services	(41,480)	509,741	(59,934)
Equipment on operating leases	768,070	171,600	(161,579)
Other assets and liabilities	218,369	28,981	(72,473)
Other, net	(1,222)	(19,782)	5,190
Dividends received	244,902	193,555	191,112
Interest received	324,234	237,724	236,729
Interest paid	(159,020)	(97,884)	(113,100)
Income taxes paid, net of refund	(401,342)	(203,130)	(206,272)
Net cash provided by operating activities	2,129,022	1,679,622	1,072,379
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(475,048)	(268,143)	(318,410)
Payments for additions to and internally developed intangible assets	(157,440)	(181,083)	(232,727)
Proceeds from sales of property, plant and equipment and intangible assets	16,206	27,108	6,770
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired			2,230
Proceeds from sales of subsidiaries, net of cash and cash equivalents disposed of	740
Payments for acquisitions of investments accounted for using the equity method	(23,826)		(110,747)
Proceeds from sales of investments accounted for using the equity method			12,570
Payments for acquisitions of other financial assets	(527,334)	(488,631)	(433,375)
Proceeds from sales and redemptions of other financial assets	488,642	534,693	276,808
Net cash used in investing activities	(678,060)	(376,056)	(796,881)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	9,127,333	7,487,724	9,115,347
Repayments of short-term financing liabilities	(8,684,799)	(7,960,144)	(9,294,859)
Proceeds from long-term financing liabilities	971,067	2,002,823	1,948,835
Repayments of long-term financing liabilities	(2,382,190)	(1,761,561)	(1,798,429)
Dividends paid to owners of the parent	(213,475)	(188,402)	(145,090)
Dividends paid to non-controlling interests	(51,376)	(53,813)	(41,755)
Purchases and sales of treasury stock, net	(156,622)	(62,180)	154
Repayments of lease liabilities	(78,297)	(80,165)	(67,628)
Other, net			(555)
Net cash used in financing activities	(1,468,359)	(615,718)	(283,980)
Effect of exchange rate changes on cash and cash equivalents	145,480	229,063	94,149
Net change in cash and cash equivalents	128,083	916,911	85,667
Cash and cash equivalents at beginning of year	3,674,931	2,758,020	2,672,353
Cash and cash equivalents at end of year	¥ 3,803,014	¥ 3,674,931	¥ 2,758,020